Morgan, Lewis & Bockius llp
2020 K Street NW
Washington, DC 20006-1806
Tel. +1.202.373.6000
Fax: +1.202.373.6001
www.morganlewis.com

Christopher D. Menconi
+1.202.373.6173
chris.menconi@morganlewis.com

September 4, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Exchange Traded Concepts Trust (File Nos. 333-156529 and 811-22263)
Filing Pursuant to Rule 497(j)

Dear Sir or Madam:

On behalf of our client, Exchange Traded Concepts Trust (the “Trust”), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, this letter certifying that the forms of Prospectuses and Statements of Additional Information, each dated August 28, 2015, for the Trust’s ROBO-STOXTM Global Robotics and Automation Index ETF (to be renamed the ROBO GlobalTM Robotics and Automation Index ETF on or about September 17, 2015) and Janus Equal Risk Weighted Large Cap ETF, that would have been filed pursuant to Rule 497(c) would not have differed from that contained in the Trust’s Post-Effective Amendment No. 135, which was filed with the U.S. Securities and Exchange Commission via EDGAR Accession No. 0001398344-15-005799 on August 28, 2015.

If you have any questions regarding these materials, please do not hesitate to contact me at 202.373.6173.

Sincerely,

/s/ Christopher D. Menconi
Christopher D. Menconi

Almaty   Astana   Beijing   Boston   Brussels   Chicago   Dallas   Dubai   Frankfurt   Hartford   Houston   London   Los Angeles   Miami   Moscow   New York
Orange County   Paris   Philadelphia   Pittsburgh   Princeton   San Francisco   Santa Monica   Silicon Valley   Singapore   Tokyo   Washington   Wilmington